Stockholders' Equity (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of shares of the Company's common stock issuable upon exercise of options outstanding
Range of exercise price	$ 0.22	$ 0.22
Stock Options Outstanding	22,805,512	22,805,512	22,805,512
Weighted average remaining contractual life (Years)	3 years 8 months 12 days	3 years 11 months 12 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 0.22	$ 0.22	$ 0.22
Stock Options Exercisable	22,805,512	22,805,512	22,805,512
Stock Options Exercisable, Weighted Average Exercise Price	$ 0.22	$ 0.22	$ 0.22